Reverse Recapitalization and Acquisitions of subsidiaries - Listing expenses (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Mar. 10, 2025	Dec. 10, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 14, 2025
Disclosure of fair value measurement of equity
Total number of Coincheck shares at Closing (in shares)		129,703,075	163,077,538	130,814,526	122,587,617
Issued capital		¥ 239,975
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Listing expense			¥ 0	¥ 13,714	¥ 0
Non-redemption premium paid	¥ 1,593
Thunder Bridge
Disclosure of fair value measurement of equity
Thunder Bridge Closing Price per share (in Yen per share)		¥ 1,850
Percentage of voting equity interests acquired		5.50%
Issued capital		¥ 13,165
Thunder Bridge
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Cash and cash equivalents		1,798
Accounts payable and accrued expenses		17
Income taxes payable		60
Excise tax payable		305
Warrant liabilities		1,837
Promissory note payable - related party		128
Total identifiable net assets acquired		(549)
Listing expense		¥ 13,714
Next Finance Tech Co, Ltd.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Cash and cash equivalents						¥ 29
Total identifiable net assets acquired	¥ 225					¥ 225